Reverse repurchase and repurchase agreements including other similar lending and borrowing (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of repurchase and reverse repurchase agreements [abstract]
Reverse repurchase and repurchase agreements including other similar lending and borrowing
	2017	2016
	£m	£m
Assets
Banks	7,374	2,769
Customers	5,172	10,685
Reverse repurchase agreements and other similar secured lending at amortised cost	12,546	13,454

Liabilities
Banks	30,105	12,820
Customers	10,233	6,940
Repurchase agreements and other similar secured borrowing at amortised cost	40,338	19,760